STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Securities Fund

February 28, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.8%
Brazil - 2.6%
Banco do Brasil	72,300		364,067
Cyrela Brazil Realty Empreendimentos e Participacoes	131,300		577,521
EDP - Energias do Brasil	174,500		562,341
Minerva	298,900		520,550
Petroleo Brasileiro, ADR	45,444		360,371
			2,384,850
China - 36.9%
Agile Group Holdings	304,000		429,557
Agricultural Bank of China, Cl. H	1,596,000		580,255
Alibaba Group Holding, ADR	22,914	[a]	5,448,033
Anhui Conch Cement, Cl. H	130,000		836,336
China Construction Bank, Cl. H	2,489,399		1,999,491
China Galaxy Securities, Cl. H	1,018,500		628,975
China Minsheng Banking, Cl. H	1,040,500		621,098
China Shenhua Energy, Cl. H	604,000		1,147,814
China Yangtze Power, Cl. A	187,100		572,016
Cosco Shipping Holdings, Cl. H	390,000	[a]	433,420
ENN Energy Holdings	79,100	[a]	1,212,538
Industrial Bank, Cl. A	128,700		491,690
Jointown Pharmaceutical Group, CI. A	122,800	[a]	320,687
Meituan, Cl. B	39,600	[a,b]	1,735,846
New China Life Insurance, Cl. H	137,800		525,869
PICC Property & Casualty, Cl. H	524,000		396,558
Ping An Insurance Group Company of China, Cl. H	114,500		1,406,810
Shanghai Pharmaceuticals Holding, Cl. H	347,500		637,076
Sinotruk Hong Kong	168,000		536,070
Tencent Holdings	124,150	[a]	10,603,997
Times China Holdings	325,000	[a]	490,237
Tingyi Cayman Islands Holding	334,000		670,889
Weichai Power, Cl. H	214,000		626,292
Wuliangye Yibin, Cl. A	10,400		450,774
Zoomlion Heavy Industry Science & Technology, Cl. A	309,900		689,839
			33,492,167
Hong Kong - 1.4%
Bosideng International Holdings	1,260,000		531,197
China Overseas Land & Investment	95,500		241,814

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Hong Kong - 1.4% (continued)
SITC International Holdings	203,000		533,904
			1,306,915
Hungary - .8%
Richter Gedeon	26,323		750,819
India - 8.4%
ACC	30,224		712,856
Adani Ports & Special Economic Zone	68,367	[a]	628,826
Amara Raja Batteries	43,541		522,687
HCL Technologies	50,932		630,334
Hero MotoCorp	12,080		529,985
Infosys	31,722		541,024
LIC Housing Finance	97,897		572,182
Motherson Sumi Systems	319,732	[a]	931,110
Petronet LNG	156,291		542,664
REC	274,146		505,502
Shriram Transport Finance	52,484		916,301
UPL	76,833		587,134
			7,620,605
Indonesia - .7%
Indofood Sukses Makmur	1,441,400		612,393
Malaysia - .4%
Top Glove	298,500		386,446
Mexico - 1.2%
America Movil, ADR, Cl. L	45,188		573,888
Gruma, Cl. B	51,075		556,622
			1,130,510
Philippines - .7%
International Container Terminal Services	257,160	[a]	635,480
Poland - .6%
Polskie Gornictwo Naftowe i Gazownictwo	340,805		509,275
Russia - 3.5%
Lukoil	19,645		1,476,851
Sberbank of Russia	347,332		1,258,294
X5 Retail Group, GDR	14,221		462,182
			3,197,327
Saudi Arabia - 1.0%
Abdullah Al Othaim Markets	12,926		421,159
Jarir Marketing	10,122		461,502
			882,661
South Africa - 4.5%
Impala Platinum Holdings	71,055		1,155,523
Mediclinic International	145,286	[a]	577,685

Description		Shares		Value ($)
Common Stocks - 96.8% (continued)
South Africa - 4.5% (continued)
Sibanye Stillwater		504,114		2,332,792
				4,066,000
South Korea - 13.0%
DB Insurance		15,311		564,197
Hana Financial Group		17,012		561,010
Hyundai Mobis		7,364		1,986,019
KB Financial Group		16,965		661,386
Korea Investment Holdings		8,169		634,761
LG Electronics		9,989		1,302,526
POSCO, ADR		14,515		886,866
Samsung Electronics		62,241		4,570,434
Shinhan Financial Group		22,127		648,940
				11,816,139
Taiwan - 17.6%
Chailease Holding		322,445		1,991,223
Chicony Electronics		231,000	[a]	777,948
Evergreen Marine		436,000	[a]	594,065
MediaTek		79,000		2,541,388
Taiwan Semiconductor Manufacturing		461,638		10,044,076
				15,948,700
Thailand - 1.0%
Advanced Info Service		81,600		448,143
Thanachart Capital		383,100		413,166
				861,309
Turkey - 1.8%
BIM Birlesik Magazalar		72,190		642,510
Eregli Demir ve Celik Fabrikalari		490,199		963,006
				1,605,516
United Arab Emirates - ..7%
Dubai Islamic Bank		468,297	[a]	605,587
Total Common Stocks (cost $58,230,599)				87,812,699

Exchange-Traded Funds - 1.1%
United States - 1.1%
iShares MSCI Emerging Markets ETF (cost $814,507)		17,742		953,278
	Preferred Dividend Yield (%)
Preferred Stocks - 1.1%
Brazil - 1.1%
Banco do Estado do Rio Grande do Sul, Cl. B	5.31	247,500		562,199

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Preferred Dividend Yield (%)	Shares		Value ($)
Preferred Stocks - 1.1% (continued)
Brazil - 1.1% (continued)
Cia Energetica de Minas Gerais	4.91	186,800		400,319
Total Preferred Stocks (cost $1,187,194)				962,518
	1-Day Yield (%)
Investment Companies - ..5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $459,969)	0.07	459,969	[c]	459,969
Total Investments (cost $60,692,269)		99.5%		90,188,464
Cash and Receivables (Net)		.5%		485,261
Net Assets		100.0%		90,673,725

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, these securities were valued at $1,735,846 or 1.91% of net assets.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Securities Fund

February 28, 2021 (Unaudited)

The following is a summary of the inputs used as of February 28, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	85,077,554	2,735,145††	-	87,812,699
Equity Securities - Preferred Stocks	962,518	-	-	962,518
Exchange-Traded Funds	953,278	-	-	953,278
Investment Companies	459,969	-	-	459,969

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At February 28, 2021, accumulated net unrealized appreciation on investments was $29,496,195, consisting of $32,406,551 gross unrealized appreciation and $2,910,356 gross unrealized depreciation.

At February 28, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.